Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 01, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Feb. 01, 2016
AllianzGI U.S. Small-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AEMIX
AllianzGI NFJ Global Dividend Value Fund | Class A
Prospectus:
Trading Symbol	ANUAX
AllianzGI NFJ Global Dividend Value Fund | Class C
Prospectus:
Trading Symbol	ANUCX
AllianzGI NFJ Global Dividend Value Fund | Class P
Prospectus:
Trading Symbol	ANUPX
AllianzGI NFJ Global Dividend Value Fund | Institutional Class
Prospectus:
Trading Symbol	ANUIX